Risk management	12 Months Ended
Dec. 31, 2025
Risk Management
Risk management

5	Risk management

5.1	Financial risk management

Financial risk factors

The Company's activities are affected by the Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk, and liquidity risk. Financial risk management focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on financial performance. There were no changes in risk measurement policies, processes, and methods compared to the previous year.

(a)	Market risk

Foreign currency risk

It is the risk that the fair value of the future cash flows of a financial instrument will fluctuate due to variations in exchange rates. The Company's exposure to the risk of changes in exchange rates refers mainly to its financing activities, since the Company has foreign currency-denominated liabilities arising from long-term financing, in development institutions, at more attractive interest rates in US Dollar, Euro and Yen.

The management of currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing and related finance costs. The Company manages its foreign exchange risk through hedging transactions since 2024 and negotiates the terms of the derivatives in order to comply with the terms of the exposure hedged under Note 19.

Part of the financial debt in the amount of R$ 10,632,252 as of December 31, 2025 (R$ 3,356,365 as of December 31, 2024), is indexed to the U.S. dollar, Euro and Yen. The exposure to currency risk is as follows:

	December 31, 2025		December 31, 2024
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$
Borrowings and financing – US$	1,250,889	6,882,891	303,978	1,882,323
Borrowings and financing – Yen	62,496,777	2,196,137	36,787,581	1,452,006
Borrowings and financing – EURO	220,000	1,423,224	-	-
Interest and charges from borrowings and financing – US$		110,009		24,030
Interest and charges from borrowings and financing – Yen		8,818		8,364
Interest and charges from borrowings and financing – EURO		12,033		-
Fair value adjustment - US$		143,636		-
Fair value adjustment - Yen		(67,281)		34,388
Fair value adjustment - EURO		34,631
Total Exposure		10,744,098		3,401,111
Borrowing cost – US$		(80,063)		(42,510)
Borrowing cost – Yen		(12,389)		(2,236)
Borrowing costs – EURO		(19,394)		-
Total foreign currency-denominated borrowings (Note 17)		10,632,252		3,356,365

The table below shows the prices and exchange rate changes in the period:

	December 31, 2025	December 31, 2024	Variation
US$	R$ 5.5024	R$ 6.1923	-11.14%
EURO	R$ 6.4692	R$ 6.4363	0.51%
Yen	R$ 0.03514	R$ 0.03947	-10.97%

As of December 31, 2025, if the Brazilian real had depreciated or appreciated by 10 percentage points, against the U.S. dollar, Yen and Euro with all other variables held constant, the effects on profit or loss before borrowing costs and taxes, for the year ended December 31, 2025 would have been R$ 1,063,311 (R$ 336,672 for the year ended December 31, 2024), upwards or downwards, excluding the effects of to the hedging instruments (Note 19).

The Company understands that it could comfortably accommodate any devaluation scenario due to derivative financial instruments such as cross-currency swaps already contracted.

Interest rate risk

It is the risk that the fair value of the future cash flows of a financial instrument will fluctuate due to variations in market interest rates. For most transactions, the Company manages the interest rate risk by entering into derivative financial instruments that effectively swap their exposures for liabilities indexed to the CDI.

The table below shows the borrowings and financing subject to different inflation adjustment indices, including the derivative instrument:

	December 31, 2025	December 31, 2024 (*)
CDI (i)	30,722,218	15,250,135
TR (ii)	1,629,756	1,683,342
IPCA (iii)	5,582,893	2,982,735
TJLP (iv)	825,206	1,067,436
SOFR (v)	-	1,882,325
Interest and charges	1,164,744	572,399
Total	39,924,817	23,438,372

(i)	CDI - (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR - Benchmark Interest Rate
(iii)	IPCA - (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP - (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR - Secured Overnight Financing Rate
(*)	As of December 31, 2024, the amounts excluded the derivative instrument for comparative purposes.

Another risk to which the Company is exposed is the mismatch of inflation adjustment indices of its debts with those of its service revenues and financial assets, adjusted by the IPCA. Tariff adjustments of services provided do not necessarily follow the increases in the adjustments indices of borrowings, financing, and interest rates affecting indebtedness.

As of December 31, 2025, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit before taxes for the year ended December 31, 2025 would have been R$ 339,248 (R$ 234,384 for the year ended December 31, 2024), upwards or downwards, mainly as a result of lower or higher interest expenses on floating rate borrowings and financing.

The table below shows the sensitivity analysis of the financial instruments, prepared under IFRS 7, to evidence the balances of main financial assets and liabilities, calculated at a rate projected for the twelve-month period after December 31, 2025, or until the final settlement of each contract, whichever occurs first, considering a probable scenario.

The purpose of the sensitivity analysis is to measure the impact of changes in the market on the financial instruments, considering all other variables constant. At the time of settlement, the amounts may be different from those presented, due to the estimates used in the measurement.

The table below considers the impact of the derivative instrument:

	December 31, 2025
Indicators	Exposure	Probable scenario

Assets
CDI	12,261,445	13.82%
Financial income		1,694,532

Liabilities
CDI	(30,722,218)	13.82%
Interest to be incurred		(4,245,811)
Net exposure – CDI	(18,460,773)	(2,551,279)

Assets
IPCA	21,665,330	3.99%
Financial asset of the concession		864,858

Liabilities
IPCA	(5,582,893)	3.99%
Interest to be incurred		(222,864)
Net exposure – IPCA	16,082,437	641,995

Liabilities
TR	(1,629,756)	0.0204%
Expenses to be incurred		(332)

TJLP	(825,206)	9.22%
Interest to be incurred		(76,123)

Total net expenses to be incurred		(1,985,739)

(b)	Credit risk

Credit risk is related to cash and cash equivalents, financial investments, as well as credit exposures of customers, including accounts receivable, restricted cash, accounts receivable from related parties, and financial asset of the concession. Credit risk exposure to customers is mitigated by sales to a dispersed base, without risk of concentration, while credit risk exposure to cash and investment is mitigated by the Financial Investment Guideline followed by the Company.

The maximum exposure to credit risk as of December 31, 2025, is the carrying amount of instruments classified as cash and cash equivalents, financial investments, restricted cash, trade receivables, accounts receivable from related parties, and financial asset of the concession at the reporting date. See Notes 7, 8, 9, 10 and 11.

Regarding the financial assets held with financial institutions, the credit quality was assessed by reference to external credit ratings (if available) or historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company assesses the rating published by three main international agencies (Fitch, Moody's and S&P).

As of December 31, 2025, all investments were made with financial institutions whose rating disclosed by Fitch or Moody's was AAA (bra) or AAA.br.

(c)	Liquidity risk

Liquidity is primarily reliant upon cash provided by operating activities and borrowings and financing obtained in the local and international capital markets, as well as the payment of debts. The management of this risk considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditure requirements.

The funds held are invested in interest-bearing current accounts, time deposits, and securities, with instruments with appropriate maturity or liquidity to provide margin as determined by the projections mentioned above.

The table below shows the financial liabilities, by maturity, including the installments of principal and future interest. For agreements with floating interest rates, the interest rates used correspond to the base date of December 31, 2025.

	2026	2027	2028	2029	2030	2031 to 2048	Total
As of December 31, 2025
Liabilities
Borrowings and financing	5,092,816	2,259,452	1,794,449	4,172,569	7,336,464	19,486,597	40,142,347
Interest on borrowings and financing	3,497,069	3,772,445	3,590,853	3,321,945	3,012,391	7,613,313	24,808,016
Trade payables and contractors	2,400,046	-	-	-	-	-	2,400,046
Services payable	2,772,416	-	-	-	-	-	2,772,416
Public-Private Partnership - PPP	239,065	239,066	239,066	239,066	239,066	2,130,366	3,325,695
Interest Public-Private Partnership - PPP	230,622	248,333	266,562	285,472	305,090	3,311,812	4,647,891
Total	14,232,034	6,519,296	5,890,930	8,019,052	10,893,011	32,542,088	78,096,411

Cross default

The Company has borrowings and financing agreements including cross-default clauses, i.e., the early maturity of any debt may imply the early maturity of these agreements. The indicators are continuously monitored to avoid the execution of these clauses, and the most restrictive ones are shown in Note 17 (c).

(d)	Derivative financial instruments

Under the Financial Risk Management Policy and the Derivatives Transactions Program, which aim to manage financial risks and mitigate exposure to market variables that impact assets, liabilities, and/or cash flows, the Company enters into hedging instruments, especially for its foreign-currency financing, reducing the effects of undesirable fluctuations from these variables on its transactions.

Criteria and guidelines for financial risk management were established to mitigate imbalances between assets and liabilities that have some sort of indexation exclusively to hedge the Company’s indexed assets and liabilities that present some mismatch, without characterizing financial leverage.

The Company uses risk ratings disclosed by Standard Poor’s (S&P), Moody’s, or Fitch to support and complement the analysis and judgment of banking risk.

5.2	Capital Management

The Company’s objectives in managing capital are to ensure the Company’s ability to continue increasing investments in infrastructure, provide returns for shareholders and benefits for other stakeholders, and maintain an optimal capital structure to reduce the cost of capital.

Capital is monitored based on the financial leverage ratio, which corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents and financial investments. Total capital is calculated as total equity plus net debt, as shown in the statement of financial position.

	December 31, 2025	December 31, 2024

Total borrowings and financing (Note 17)	40,142,347	25,258,297
(-) Cash and cash equivalents (Note 7)	(4,663,226)	(1,682,606)
(-) Financial investments (Note 8)	(7,707,745)	(3,699,694)

Net debt	27,771,376	19,875,997
Total Equity	42,401,124	36,928,054

Total capital (shareholders plus providers of capital)	70,172,500	56,804,051

Total	40%	35%